Taxes (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes
Loss before tax	SFr 14,780,604	SFr 1,644,798	SFr 3,280,406
Tax calculated	3,458,661	384,883	767,615
Effect of different tax rates in other countries	(1,660)	(1,719)	(3,687)
Expenses charged against equity	(39,876)	(693,439)	(5,984)
Expenses not deductible for tax purposes	(418,356)	(542,632)	(191,812)
Total tax losses not recognized as deferred tax asset	SFr (2,998,769)	SFr 852,907	SFr (566,132)
Applicable tax rate	23.40%	23.40%	23.40%
Deferred tax assets	SFr 0	SFr 0	SFr 0